SHARE BASED PAYMENTS	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE BASED PAYMENTS

15. SHARE BASED PAYMENTS

Stock Options

The Company has an option program that entitles officers, directors, employees and certain consultants to purchase common shares in the Company. Options are granted at the market price of the shares at the date of grant, have a range of five to ten year terms and vest over two years.

The number and weighted average exercise prices of share options are as follows:

	December 31, 2023		December 31, 2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at January 1	776,000	$1.67	143,500	$4.50
Granted	281,800	5.45	634,500	0.93
Expired/cancelled	(108,500)	5.62	(2,000)	3.75
Exercised	(9,666)	0.80
Outstanding at December 31	939,634	$2.36	776,000	$1.67

Exercisable at December 31	540,268	$1.84	352,999	$2.56

The range of exercise prices of the outstanding stock options for December 31, 2023 is as follows:

Range of exercise prices	Number of outstanding stock options	Weighted average exercise price	Weighted average contractual life ( years)
$5.00 to $6.04	281,800	5.45	4.4
$1.80 to $4.90	108,000	2.23	2.4
$0.80 to $1.80	549,834	0.80	3.0
	939,634	$2.36	3.3

Kolibri Global Energy Inc.

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2023 and 2022

(Audited, expressed in thousands of United States dollars)

The range of exercise prices of the outstanding stock options for December 31, 2022 is as follows:

Range of exercise prices	Number of outstanding stock options	Weighted average exercise price	Weighted average contractual life ( years)
$5.00 to $6.00	97,000	5.70	0.3
$1.80 to $4.90	119,500	2.49	3.1
$0.80 to $1.80	559,500	0.80	4.0
	776,000	$1.67	3.4

The fair value of the stock options was estimated using Black Scholes model with the following weighted average inputs:

	2023	2022

Fair value at grant date (per option)	$5.09	0.70

Volatility (%)	105.49	149.68
Forfeiture rate (%)	5%	5%
Option life (years)	8.67	5
Risk-free interest rate (%)	3.19	1.56

Restricted Stock Units

The Company has a restricted stock unit (“RSU”) program that entitles officers, directors and employees to obtain RSUs that are issuable as shares in the Company as they are vested. The RSUs are redeemable over a three year vesting period, with the 1/3 of the grant vesting on the first, second and third years from the date of grant. The Company granted 119,140 RSUs in the second quarter of 2023 to directors, officers and employees. The fair value at grant date for the RSUs was $5.28 per RSU which was the closing share price on the date of grant.

RSUs are valued using the fair-value method where compensation cost attributable to all share units granted are measured at fair value at the grant date and expensed over the vesting period with a corresponding increase to contributed surplus. The Company capitalizes a portion of share based compensation that is directly attributable to development activities. A forfeiture rate is estimated on the grant date and is adjusted to reflect the actual number of units that vest.

Stock based compensation was recorded as follows:

	December 31
	2023	2022

Expensed	$790	$277

Capitalized	$140	$29

Kolibri Global Energy Inc.

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2023 and 2022

(Audited, expressed in thousands of United States dollars)